Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Mar. 26, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards

From time to time, we award stock options to our employees, including the NEOs. Historically, we have awarded new-hire option grants on or soon after a new hire’s employment start date and periodic annual refresh employee option grants, which refresh grants are typically approved at a meeting of the compensation committee. Non-employee directors receive automatic initial and annual stock option grants, at the time of a director’s appointment or election to the board of directors and at the time of each annual meeting of our stockholders, respectively. For additional information on our non-employee director compensation policy see below under the heading, “Director Compensation - Non-Employee Director Compensation Program.”

Prior to March 2026, we did not maintain any written policies regarding the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. In March 2026, our board of directors adopted an equity award grant policy that sets forth the process and timing for us to follow when we grant equity awards for shares of our common stock to our employees and individual service providers, including our officers, employees and consultants. Pursuant to the policy, all equity awards must be approved in advance by our board of directors, the compensation committee or, subject to the delegation requirements in the policy, our chief executive officer or other officer of the Company. In no event may the effective date of any equity award precede the date of such approval.

Equity awards are generally granted on a regular schedule as described below:

•
Equity awards granted by the board of directors, the compensation committee or its delegate(s) to new hires, promotions and new consultants, the grants are typically effective on the first trading day of a future month based on the individual’s start date or promotion: (i) if such date occurs between the 1st and the 15th of a given month (including such dates), then the grant will be effective on the first trading day of the immediately following month or (ii) if such date occurs between the 16th and the end of the month (including such dates), then the grant will be effective on the first trading day of the second following month. In no event will the effective date of the equity award precede the grantee’s commencement of employment or service with us or our direct or indirect subsidiaries.
•
Equity awards granted to existing employees (other than in connection with a promotion) are generally granted, if at all, on an annual basis, and will be effective on the first trading day of the month immediately following the date of the approval by the board of directors, the compensation committee or its delegate(s) or such later date specified in such approval.

In addition, the policy sets forth the manner in which our equity awards will be priced. If the grant of restricted stock or restricted stock units is denominated in dollars, the number of shares of restricted stock or restricted stock units that are granted will be calculated by dividing the dollar value of the approved award by the closing market price on the Nasdaq Global Select Market (or such other market on which our common stock is then principally listed) of a share of the Company’s common stock on the effective date of grant. The exercise price of all stock options will be at least equal to the closing market price on the Nasdaq Global Select Market (or such other market on which our common stock is then principally listed) of a share of our common stock on the effective date of grant. If the amount of the stock option award is to be determined by reference to a fair value calculated under Financial Accounting Standard Board Accounting Standards Codification Topic 718 for stock-based compensation transactions, or FASB ASC 718, then the number of shares to be subject to such stock option shall be determined based on such fair value, the exercise price determined in accordance with the preceding sentence and the approved valuation assumptions, subject to any other limits on the number of shares that may be subject to such stock option.

The compensation committee considers whether there is any material nonpublic information, or MNPI, about us when determining the timing and terms of stock option awards and generally does not time the grant of stock options in relation to our public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.

On March 26, 2025, the compensation committee awarded a stock option grant to Michael J.M. Hitchcock, Ph.D., one of our NEOs, during the period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, Form 10-K or Form 8-K that discloses MNPI, or the Designated Period. As required by Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information relating to the stock option grant awarded to Dr. Hitchcock during the Designated Period occurring during fiscal year 2025.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($)(1)

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of MNPI and the Trading Day Beginning Immediately Following the Disclosure of MNPI

(%)(2)

Michael J.M. Hitchcock, Ph.D. Interim Chief Executive Officer	3/26/2025	350,000	$2.52	$691,670	-8.73%

(1)
The grant date fair value of such award was estimated using the Black-Scholes method.
(2)
The closing price per share of our common stock on March 26, 2025 (the trading date ending immediately prior to the filing of our Form 8-K on March 27, 2025) was $2.52, and the closing price per share of our common stock on March 28, 2025 (the next trading date beginning immediately following the filing of our Form 8-K on March 27, 2025) was $2.30.

Award Timing Method	From time to time, we award stock options to our employees, including the NEOs. Historically, we have awarded new-hire option grants on or soon after a new hire’s employment start date and periodic annual refresh employee option grants, which refresh grants are typically approved at a meeting of the compensation committee.

Equity awards are generally granted on a regular schedule as described below:

•
Equity awards granted by the board of directors, the compensation committee or its delegate(s) to new hires, promotions and new consultants, the grants are typically effective on the first trading day of a future month based on the individual’s start date or promotion: (i) if such date occurs between the 1st and the 15th of a given month (including such dates), then the grant will be effective on the first trading day of the immediately following month or (ii) if such date occurs between the 16th and the end of the month (including such dates), then the grant will be effective on the first trading day of the second following month. In no event will the effective date of the equity award precede the grantee’s commencement of employment or service with us or our direct or indirect subsidiaries.
•
Equity awards granted to existing employees (other than in connection with a promotion) are generally granted, if at all, on an annual basis, and will be effective on the first trading day of the month immediately following the date of the approval by the board of directors, the compensation committee or its delegate(s) or such later date specified in such approval.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	On March 26, 2025, the compensation committee awarded a stock option grant to Michael J.M. Hitchcock, Ph.D., one of our NEOs, during the period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, Form 10-K or Form 8-K that discloses MNPI, or the Designated Period.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	As required by Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information relating to the stock option grant awarded to Dr. Hitchcock during the Designated Period occurring during fiscal year 2025.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($)(1)

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of MNPI and the Trading Day Beginning Immediately Following the Disclosure of MNPI

(%)(2)

Michael J.M. Hitchcock, Ph.D. Interim Chief Executive Officer	3/26/2025	350,000	$2.52	$691,670	-8.73%

(1)
The grant date fair value of such award was estimated using the Black-Scholes method.
(2)
The closing price per share of our common stock on March 26, 2025 (the trading date ending immediately prior to the filing of our Form 8-K on March 27, 2025) was $2.52, and the closing price per share of our common stock on March 28, 2025 (the next trading date beginning immediately following the filing of our Form 8-K on March 27, 2025) was $2.30.

Michael J.M. Hitchcock, Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Michael J.M. Hitchcock, Ph.D.
Underlying Securities | shares		350,000
Exercise Price | $ / shares		$ 2.52
Fair Value as of Grant Date | $		$ 691,670
Underlying Security Market Price Change		(0.0873)